INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Loss before income taxes	$ 1,044,863	$ 133,379	$ 147,137
Statutory income tax rate	27.00%	27.00%	27.00%
Expected income tax benefit	$ (282,113)	$ 36,012	$ 39,727
Items not deductible for income tax purposes	250,350		(8)
Underprovided in prior years	117,667	97,367	107,695
Unrecognized benefit of deferred tax assets	(85,905)	(133,379)	(147,414)
Income tax expense